Income Taxes - Schedule of Income before Income Tax, Domestic and Foreign (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
United States			$ (6,287,903)	$ (14,210,716)
Foreign
Income before income taxes	$ (62,263,320)	$ (3,397,575)	$ (6,287,903)	$ (14,210,716)